Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Calvert Variable Trust, Inc.
Entity Central Index Key	0000743773
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000055530
Shareholder Report [Line Items]
Fund Name	CVT EAFE International Index Portfolio
Class Name	Class F
Trading Symbol	CVIIPF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$78	0.68%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.68%
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the MSCI EAFE Index (the Index):

↓ Among sectors, the real estate, information technology and utilities sectors were the weakest performers within the Index during the period

↓ By period-end, the real estate, energy and utilities sectors held the smallest weights within the Index by sector

↓ Among countries, Spain, Hong Kong and United Kingdom were the weakest performers within the Index during the period

↓ By period-end, United States, South Africa and Portugal held the smallest weights within the Index by country

↑ All of the 11 market sectors within the Index reported positive returns during the period ― led by the financials and utilities sectors

↑ By period-end, the financials, industrials, and health care sectors held the largest weights within the Index by sector

↑ Switzerland, Japan and France were the best-performing countries within the Index; while Japan, the United Kingdom and France held the largest weights by country

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,422	$9,277
2/16	$9,108	$9,107
3/16	$9,737	$9,699
4/16	$10,005	$9,980
5/16	$9,920	$9,890
6/16	$9,651	$9,558
7/16	$10,048	$10,042
8/16	$10,088	$10,049
9/16	$10,214	$10,173
10/16	$9,960	$9,965
11/16	$9,771	$9,766
12/16	$10,024	$10,100
1/17	$10,360	$10,393
2/17	$10,466	$10,542
3/17	$10,784	$10,832
4/17	$11,065	$11,107
5/17	$11,450	$11,515
6/17	$11,461	$11,495
7/17	$11,772	$11,826
8/17	$11,772	$11,822
9/17	$12,039	$12,116
10/17	$12,234	$12,300
11/17	$12,326	$12,429
12/17	$12,475	$12,628
1/18	$13,125	$13,262
2/18	$12,458	$12,663
3/18	$12,371	$12,435
4/18	$12,559	$12,719
5/18	$12,300	$12,433
6/18	$12,126	$12,281
7/18	$12,449	$12,584
8/18	$12,174	$12,341
9/18	$12,283	$12,448
10/18	$11,303	$11,457
11/18	$11,331	$11,442
12/18	$10,753	$10,887
1/19	$11,451	$11,602
2/19	$11,714	$11,898
3/19	$11,808	$11,973
4/19	$12,161	$12,310
5/19	$11,542	$11,719
6/19	$12,221	$12,414
7/19	$11,958	$12,256
8/19	$11,735	$11,939
9/19	$12,079	$12,281
10/19	$12,491	$12,722
11/19	$12,631	$12,866
12/19	$13,011	$13,284
1/20	$12,666	$13,006
2/20	$11,707	$11,831
3/20	$9,996	$10,252
4/20	$10,660	$10,914
5/20	$11,230	$11,389
6/20	$11,594	$11,777
7/20	$11,816	$12,051
8/20	$12,384	$12,671
9/20	$12,103	$12,342
10/20	$11,617	$11,849
11/20	$13,332	$13,686
12/20	$13,995	$14,322
1/21	$13,794	$14,169
2/21	$14,122	$14,487
3/21	$14,449	$14,820
4/21	$14,863	$15,266
5/21	$15,418	$15,764
6/21	$15,201	$15,587
7/21	$15,323	$15,704
8/21	$15,551	$15,981
9/21	$15,032	$15,517
10/21	$15,483	$15,899
11/21	$14,782	$15,159
12/21	$15,486	$15,935
1/22	$14,887	$15,165
2/22	$14,432	$14,897
3/22	$14,400	$14,993
4/22	$13,472	$14,023
5/22	$13,722	$14,128
6/22	$12,494	$12,817
7/22	$13,122	$13,456
8/22	$12,354	$12,817
9/22	$11,198	$11,618
10/22	$11,847	$12,242
11/22	$13,454	$13,621
12/22	$13,203	$13,632
1/23	$14,324	$14,736
2/23	$13,886	$14,429
3/23	$14,314	$14,786
4/23	$14,707	$15,204
5/23	$14,128	$14,560
6/23	$14,754	$15,223
7/23	$15,146	$15,715
8/23	$14,549	$15,113
9/23	$14,025	$14,597
10/23	$13,593	$14,005
11/23	$14,741	$15,305
12/23	$15,517	$16,118
1/24	$15,438	$16,211
2/24	$15,878	$16,508
3/24	$16,388	$17,051
4/24	$15,858	$16,614
5/24	$16,673	$17,258
6/24	$16,307	$16,979
7/24	$16,778	$17,477
8/24	$17,344	$18,046
9/24	$17,459	$18,212
10/24	$16,496	$17,222
11/24	$16,466	$17,124
12/24	$15,974	$16,735
1/25	$16,751	$17,614
2/25	$17,256	$17,956
3/25	$17,220	$17,883
4/25	$17,913	$18,702
5/25	$18,716	$19,558
6/25	$19,177	$19,989
7/25	$18,686	$19,708
8/25	$19,568	$20,549
9/25	$20,033	$20,942
10/25	$20,207	$21,188
11/25	$20,333	$21,320
12/25	$20,868	$21,959

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class F	30.64%	8.31%	7.63%
MSCI EAFE Index (net of foreign withholding taxes)	31.22%	8.92%	8.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 207,548,496
Holdings Count | Holding	695
Advisory Fees Paid, Amount	$ 190,398
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$207,548,496
# of Portfolio Holdings	695
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$190,398

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.9%
Italy	3.3%
Sweden	3.7%
Spain	3.8%
Netherlands	6.1%
Australia	6.3%
Germany	9.7%
France	9.8%
Switzerland	10.0%
United Kingdom	14.4%
Japan	22.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	2.0%
Roche Holding AG	1.5%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle SA	1.3%
SAP SE	1.2%
Siemens AG	1.0%
Shell PLC	1.0%
Toyota Motor Corp.	1.0%
Total	13.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030373
Shareholder Report [Line Items]
Fund Name	CVT EAFE International Index Portfolio
Class Name	Class I
Trading Symbol	CVPIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.48%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.48%
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the MSCI EAFE Index (the Index):

↓ Among sectors, the real estate, information technology and utilities sectors were the weakest performers within the Index during the period

↓ By period-end, the real estate, energy and utilities sectors held the smallest weights within the Index by sector

↓ Among countries, Spain, Hong Kong and United Kingdom were the weakest performers within the Index during the period

↓ By period-end, United States, South Africa and Portugal held the smallest weights within the Index by country

↑ All of the 11 market sectors within the Index reported positive returns during the period ― led by the financials and utilities sectors

↑ By period-end, the financials, industrials, and health care sectors held the largest weights within the Index by sector

↑ Switzerland, Japan and France were the best-performing countries within the Index; while Japan, the United Kingdom and France held the largest weights by country

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,424	$9,277
2/16	$9,111	$9,107
3/16	$9,742	$9,699
4/16	$10,013	$9,980
5/16	$9,930	$9,890
6/16	$9,662	$9,558
7/16	$10,060	$10,042
8/16	$10,101	$10,049
9/16	$10,229	$10,173
10/16	$9,975	$9,965
11/16	$9,791	$9,766
12/16	$10,046	$10,100
1/17	$10,385	$10,393
2/17	$10,493	$10,542
3/17	$10,815	$10,832
4/17	$11,098	$11,107
5/17	$11,488	$11,515
6/17	$11,500	$11,495
7/17	$11,815	$11,826
8/17	$11,818	$11,822
9/17	$12,087	$12,116
10/17	$12,286	$12,300
11/17	$12,382	$12,429
12/17	$12,533	$12,628
1/18	$13,190	$13,262
2/18	$12,522	$12,663
3/18	$12,437	$12,435
4/18	$12,628	$12,719
5/18	$12,371	$12,433
6/18	$12,199	$12,281
7/18	$12,526	$12,584
8/18	$12,253	$12,341
9/18	$12,364	$12,448
10/18	$11,379	$11,457
11/18	$11,410	$11,442
12/18	$10,831	$10,887
1/19	$11,535	$11,602
2/19	$11,802	$11,898
3/19	$11,900	$11,973
4/19	$12,258	$12,310
5/19	$11,637	$11,719
6/19	$12,323	$12,414
7/19	$12,060	$12,256
8/19	$11,838	$11,939
9/19	$12,185	$12,281
10/19	$12,604	$12,722
11/19	$12,749	$12,866
12/19	$13,134	$13,284
1/20	$12,788	$13,006
2/20	$11,821	$11,831
3/20	$10,095	$10,252
4/20	$10,767	$10,914
5/20	$11,344	$11,389
6/20	$11,714	$11,777
7/20	$11,942	$12,051
8/20	$12,517	$12,671
9/20	$12,235	$12,342
10/20	$11,746	$11,849
11/20	$13,482	$13,686
12/20	$14,155	$14,322
1/21	$13,954	$14,169
2/21	$14,288	$14,487
3/21	$14,621	$14,820
4/21	$15,042	$15,266
5/21	$15,607	$15,764
6/21	$15,390	$15,587
7/21	$15,515	$15,704
8/21	$15,750	$15,981
9/21	$15,227	$15,517
10/21	$15,686	$15,899
11/21	$14,978	$15,159
12/21	$15,694	$15,935
1/22	$15,090	$15,165
2/22	$14,631	$14,897
3/22	$14,600	$14,993
4/22	$13,662	$14,023
5/22	$13,918	$14,128
6/22	$12,673	$12,817
7/22	$13,314	$13,456
8/22	$12,536	$12,817
9/22	$11,365	$11,618
10/22	$12,024	$12,242
11/22	$13,659	$13,621
12/22	$13,406	$13,632
1/23	$14,548	$14,736
2/23	$14,105	$14,429
3/23	$14,542	$14,786
4/23	$14,943	$15,204
5/23	$14,357	$14,560
6/23	$14,996	$15,223
7/23	$15,397	$15,715
8/23	$14,794	$15,113
9/23	$14,263	$14,597
10/23	$13,827	$14,005
11/23	$14,995	$15,305
12/23	$15,788	$16,118
1/24	$15,709	$16,211
2/24	$16,159	$16,508
3/24	$16,682	$17,051
4/24	$16,146	$16,614
5/24	$16,978	$17,258
6/24	$16,609	$16,979
7/24	$17,091	$17,477
8/24	$17,670	$18,046
9/24	$17,789	$18,212
10/24	$16,811	$17,222
11/24	$16,784	$17,124
12/24	$16,284	$16,735
1/25	$17,080	$17,614
2/25	$17,596	$17,956
3/25	$17,564	$17,883
4/25	$18,274	$18,702
5/25	$19,096	$19,558
6/25	$19,570	$19,989
7/25	$19,071	$19,708
8/25	$19,976	$20,549
9/25	$20,454	$20,942
10/25	$20,635	$21,188
11/25	$20,767	$21,320
12/25	$21,317	$21,959

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	30.90%	8.53%	7.86%
MSCI EAFE Index (net of foreign withholding taxes)	31.22%	8.92%	8.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 207,548,496
Holdings Count | Holding	695
Advisory Fees Paid, Amount	$ 190,398
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$207,548,496
# of Portfolio Holdings	695
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$190,398

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.9%
Italy	3.3%
Sweden	3.7%
Spain	3.8%
Netherlands	6.1%
Australia	6.3%
Germany	9.7%
France	9.8%
Switzerland	10.0%
United Kingdom	14.4%
Japan	22.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	2.0%
Roche Holding AG	1.5%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle SA	1.3%
SAP SE	1.2%
Siemens AG	1.0%
Shell PLC	1.0%
Toyota Motor Corp.	1.0%
Total	13.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000164865
Shareholder Report [Line Items]
Fund Name	CVT Investment Grade Bond Index Portfolio
Class Name	Class F
Trading Symbol	CVPIBF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$59	0.57%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the Bloomberg U.S. Aggregate Bond Index (the Index):

↓ Within investment-grade corporate bonds, industrials underperformed financial institutions during the period

↓ Long-duration and short-duration securities generally underperformed intermediate-duration securities within the Index during the period

↑ The Fund was underweight Treasuries and asset-backed securities, which were the weakest-performing sectors within the Index during the period

↑ Sovereign and agency mortgage-backed securities were the strongest-performing sectors within the Index during the period

↑ By period-end, U.S. Treasuries and agency mortgage-backed securities held the largest weights within the Index by asset class

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000
1/16	$10,128	$10,110	$10,138
2/16	$10,193	$10,182	$10,210
3/16	$10,299	$10,307	$10,303
4/16	$10,350	$10,377	$10,343
5/16	$10,341	$10,385	$10,345
6/16	$10,537	$10,568	$10,531
7/16	$10,593	$10,655	$10,598
8/16	$10,584	$10,667	$10,586
9/16	$10,569	$10,669	$10,580
10/16	$10,482	$10,598	$10,499
11/16	$10,228	$10,360	$10,250
12/16	$10,236	$10,391	$10,265
1/17	$10,249	$10,428	$10,285
2/17	$10,318	$10,508	$10,354
3/17	$10,311	$10,505	$10,349
4/17	$10,386	$10,592	$10,428
5/17	$10,460	$10,674	$10,509
6/17	$10,456	$10,664	$10,498
7/17	$10,499	$10,718	$10,543
8/17	$10,584	$10,810	$10,638
9/17	$10,526	$10,772	$10,587
10/17	$10,534	$10,785	$10,593
11/17	$10,520	$10,769	$10,580
12/17	$10,565	$10,816	$10,628
1/18	$10,444	$10,712	$10,506
2/18	$10,344	$10,610	$10,406
3/18	$10,398	$10,664	$10,473
4/18	$10,307	$10,593	$10,395
5/18	$10,375	$10,651	$10,469
6/18	$10,365	$10,635	$10,456
7/18	$10,363	$10,657	$10,459
8/18	$10,411	$10,710	$10,526
9/18	$10,350	$10,664	$10,458
10/18	$10,260	$10,575	$10,376
11/18	$10,312	$10,622	$10,438
12/18	$10,500	$10,789	$10,630
1/19	$10,602	$10,937	$10,742
2/19	$10,592	$10,949	$10,736
3/19	$10,800	$11,147	$10,942
4/19	$10,800	$11,163	$10,945
5/19	$10,980	$11,334	$11,139
6/19	$11,114	$11,494	$11,279
7/19	$11,144	$11,528	$11,304
8/19	$11,415	$11,789	$11,597
9/19	$11,357	$11,738	$11,535
10/19	$11,383	$11,776	$11,570
11/19	$11,381	$11,773	$11,564
12/19	$11,356	$11,791	$11,556
1/20	$11,587	$12,003	$11,778
2/20	$11,775	$12,182	$11,990
3/20	$11,709	$11,944	$11,920
4/20	$11,897	$12,184	$12,132
5/20	$11,965	$12,297	$12,188
6/20	$12,038	$12,400	$12,265
7/20	$12,221	$12,618	$12,448
8/20	$12,104	$12,545	$12,348
9/20	$12,102	$12,522	$12,341
10/20	$12,029	$12,478	$12,286
11/20	$12,154	$12,640	$12,406
12/20	$12,161	$12,684	$12,424
1/21	$12,071	$12,604	$12,334
2/21	$11,897	$12,442	$12,156
3/21	$11,744	$12,297	$12,005
4/21	$11,837	$12,400	$12,099
5/21	$11,856	$12,448	$12,139
6/21	$11,946	$12,538	$12,224
7/21	$12,073	$12,664	$12,361
8/21	$12,039	$12,656	$12,337
9/21	$11,935	$12,548	$12,231
10/21	$11,927	$12,538	$12,227
11/21	$11,956	$12,553	$12,263
12/21	$11,908	$12,544	$12,232
1/22	$11,668	$12,269	$11,968
2/22	$11,539	$12,102	$11,835
3/22	$11,232	$11,777	$11,506
4/22	$10,824	$11,338	$11,069
5/22	$10,868	$11,400	$11,141
6/22	$10,704	$11,173	$10,966
7/22	$10,955	$11,453	$11,234
8/22	$10,661	$11,156	$10,917
9/22	$10,218	$10,675	$10,445
10/22	$10,084	$10,558	$10,310
11/22	$10,453	$10,952	$10,689
12/22	$10,390	$10,914	$10,641
1/23	$10,714	$11,253	$10,968
2/23	$10,449	$10,977	$10,684
3/23	$10,705	$11,234	$10,956
4/23	$10,765	$11,303	$11,022
5/23	$10,646	$11,185	$10,902
6/23	$10,615	$11,168	$10,863
7/23	$10,601	$11,179	$10,856
8/23	$10,529	$11,112	$10,786
9/23	$10,264	$10,847	$10,512
10/23	$10,090	$10,684	$10,346
11/23	$10,544	$11,165	$10,815
12/23	$10,933	$11,588	$11,229
1/24	$10,916	$11,560	$11,198
2/24	$10,757	$11,422	$11,040
3/24	$10,845	$11,534	$11,142
4/24	$10,574	$11,264	$10,860
5/24	$10,748	$11,451	$11,044
6/24	$10,852	$11,556	$11,149
7/24	$11,092	$11,818	$11,409
8/24	$11,240	$11,992	$11,573
9/24	$11,386	$12,157	$11,728
10/24	$11,097	$11,881	$11,437
11/24	$11,218	$12,006	$11,558
12/24	$11,018	$11,824	$11,369
1/25	$11,075	$11,896	$11,430
2/25	$11,316	$12,142	$11,681
3/25	$11,311	$12,139	$11,685
4/25	$11,347	$12,182	$11,731
5/25	$11,261	$12,120	$11,647
6/25	$11,430	$12,309	$11,826
7/25	$11,397	$12,291	$11,795
8/25	$11,523	$12,439	$11,936
9/25	$11,650	$12,571	$12,067
10/25	$11,723	$12,654	$12,142
11/25	$11,790	$12,730	$12,217
12/25	$11,750	$12,721	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class F	6.64%	(0.68)%	1.62%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 109,624,167
Holdings Count | Holding	337
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$109,624,167
# of Portfolio Holdings	337
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Short-Term Investments	1.4%
U.S. Government Agencies and Instrumentalities	2.5%
Corporate Bonds	25.1%
U.S. Government Agency Mortgage-Backed Securities	25.7%
U.S. Treasury Obligations	44.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
BB	0.2%
BBB	14.6%
A	10.1%
AA	73.7%
AAA	1.3%
Footnote	Description
Footnote[a]	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030374
Shareholder Report [Line Items]
Fund Name	CVT Investment Grade Bond Index Portfolio
Class Name	Class I
Trading Symbol	CVPIBI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.32%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the Bloomberg U.S. Aggregate Bond Index (the Index):

↓ Within investment-grade corporate bonds, industrials underperformed financial institutions during the period

↓ Long-duration and short-duration securities generally underperformed intermediate-duration securities within the Index during the period

↑ The Fund was underweight Treasuries and asset-backed securities, which were the weakest-performing sectors within the Index during the period

↑ Sovereign and agency mortgage-backed securities were the strongest-performing sectors within the Index during the period

↑ By period-end, U.S. Treasuries and agency mortgage-backed securities held the largest weights within the Index by asset class

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000
1/16	$10,129	$10,110	$10,138
2/16	$10,197	$10,182	$10,210
3/16	$10,305	$10,307	$10,303
4/16	$10,357	$10,377	$10,343
5/16	$10,352	$10,385	$10,345
6/16	$10,549	$10,568	$10,531
7/16	$10,607	$10,655	$10,598
8/16	$10,602	$10,667	$10,586
9/16	$10,589	$10,669	$10,580
10/16	$10,503	$10,598	$10,499
11/16	$10,250	$10,360	$10,250
12/16	$10,259	$10,391	$10,265
1/17	$10,276	$10,428	$10,285
2/17	$10,347	$10,508	$10,354
3/17	$10,342	$10,505	$10,349
4/17	$10,419	$10,592	$10,428
5/17	$10,496	$10,674	$10,509
6/17	$10,496	$10,664	$10,498
7/17	$10,539	$10,718	$10,543
8/17	$10,627	$10,810	$10,638
9/17	$10,571	$10,772	$10,587
10/17	$10,581	$10,785	$10,593
11/17	$10,569	$10,769	$10,580
12/17	$10,618	$10,816	$10,628
1/18	$10,498	$10,712	$10,506
2/18	$10,397	$10,610	$10,406
3/18	$10,453	$10,664	$10,473
4/18	$10,366	$10,593	$10,395
5/18	$10,436	$10,651	$10,469
6/18	$10,430	$10,635	$10,456
7/18	$10,428	$10,657	$10,459
8/18	$10,480	$10,710	$10,526
9/18	$10,421	$10,664	$10,458
10/18	$10,331	$10,575	$10,376
11/18	$10,387	$10,622	$10,438
12/18	$10,579	$10,789	$10,630
1/19	$10,683	$10,937	$10,742
2/19	$10,675	$10,949	$10,736
3/19	$10,886	$11,147	$10,942
4/19	$10,888	$11,163	$10,945
5/19	$11,074	$11,334	$11,139
6/19	$11,209	$11,494	$11,279
7/19	$11,243	$11,528	$11,304
8/19	$11,519	$11,789	$11,597
9/19	$11,463	$11,738	$11,535
10/19	$11,491	$11,776	$11,570
11/19	$11,489	$11,773	$11,564
12/19	$11,468	$11,791	$11,556
1/20	$11,703	$12,003	$11,778
2/20	$11,897	$12,182	$11,990
3/20	$11,831	$11,944	$11,920
4/20	$12,025	$12,184	$12,132
5/20	$12,095	$12,297	$12,188
6/20	$12,171	$12,400	$12,265
7/20	$12,360	$12,618	$12,448
8/20	$12,243	$12,545	$12,348
9/20	$12,245	$12,522	$12,341
10/20	$12,172	$12,478	$12,286
11/20	$12,304	$12,640	$12,406
12/20	$12,310	$12,684	$12,424
1/21	$12,223	$12,604	$12,334
2/21	$12,049	$12,442	$12,156
3/21	$11,897	$12,297	$12,005
4/21	$11,994	$12,400	$12,099
5/21	$12,015	$12,448	$12,139
6/21	$12,109	$12,538	$12,224
7/21	$12,240	$12,664	$12,361
8/21	$12,208	$12,656	$12,337
9/21	$12,104	$12,548	$12,231
10/21	$12,101	$12,538	$12,227
11/21	$12,129	$12,553	$12,263
12/21	$12,086	$12,544	$12,232
1/22	$11,845	$12,269	$11,968
2/22	$11,717	$12,102	$11,835
3/22	$11,406	$11,777	$11,506
4/22	$10,996	$11,338	$11,069
5/22	$11,041	$11,400	$11,141
6/22	$10,878	$11,173	$10,966
7/22	$11,135	$11,453	$11,234
8/22	$10,839	$11,156	$10,917
9/22	$10,389	$10,675	$10,445
10/22	$10,257	$10,558	$10,310
11/22	$10,632	$10,952	$10,689
12/22	$10,572	$10,914	$10,641
1/23	$10,903	$11,253	$10,968
2/23	$10,635	$10,977	$10,684
3/23	$10,899	$11,234	$10,956
4/23	$10,961	$11,303	$11,022
5/23	$10,843	$11,185	$10,902
6/23	$10,814	$11,168	$10,863
7/23	$10,802	$11,179	$10,856
8/23	$10,731	$11,112	$10,786
9/23	$10,462	$10,847	$10,512
10/23	$10,287	$10,684	$10,346
11/23	$10,752	$11,165	$10,815
12/23	$11,150	$11,588	$11,229
1/24	$11,137	$11,560	$11,198
2/24	$10,978	$11,422	$11,040
3/24	$11,070	$11,534	$11,142
4/24	$10,794	$11,264	$10,860
5/24	$10,973	$11,451	$11,044
6/24	$11,081	$11,556	$11,149
7/24	$11,330	$11,818	$11,409
8/24	$11,484	$11,992	$11,573
9/24	$11,636	$12,157	$11,728
10/24	$11,341	$11,881	$11,437
11/24	$11,469	$12,006	$11,558
12/24	$11,266	$11,824	$11,369
1/25	$11,327	$11,896	$11,430
2/25	$11,576	$12,142	$11,681
3/25	$11,573	$12,139	$11,685
4/25	$11,611	$12,182	$11,731
5/25	$11,526	$12,120	$11,647
6/25	$11,704	$12,309	$11,826
7/25	$11,671	$12,291	$11,795
8/25	$11,801	$12,439	$11,936
9/25	$11,933	$12,571	$12,067
10/25	$12,011	$12,654	$12,142
11/25	$12,082	$12,730	$12,217
12/25	$12,043	$12,721	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	6.90%	(0.44)%	1.87%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 109,624,167
Holdings Count | Holding	337
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$109,624,167
# of Portfolio Holdings	337
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Short-Term Investments	1.4%
U.S. Government Agencies and Instrumentalities	2.5%
Corporate Bonds	25.1%
U.S. Government Agency Mortgage-Backed Securities	25.7%
U.S. Treasury Obligations	44.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
BB	0.2%
BBB	14.6%
A	10.1%
AA	73.7%
AAA	1.3%
Footnote	Description
Footnote[a]	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000164864
Shareholder Report [Line Items]
Fund Name	CVT Nasdaq 100 Index Portfolio
Class Name	Class F
Trading Symbol	CVPNOF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$80	0.73%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the NASDAQ-100® Index (the Index):

↓ Four of the eleven market sectors within the Index ― financials, industrials, real estate and consumer staples ― reported negative returns during the period

↑ Seven of the eleven market sectors within the Index reported positive performances during the period

↑ Among sectors, utilities, information technology (IT) and communication services were the strongest performers during the period

↑ By period-end, IT, communication services and consumer discretionary sectors held the largest weights within the Index by sector

↑ The use of derivatives contributed to absolute returns during the period

● The Index is unmanaged and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	S&P 500® Index	NASDAQ-100® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,315	$9,504	$9,321
2/16	$9,160	$9,491	$9,172
3/16	$9,775	$10,135	$9,794
4/16	$9,462	$10,174	$9,488
5/16	$9,875	$10,357	$9,911
6/16	$9,638	$10,384	$9,683
7/16	$10,319	$10,766	$10,373
8/16	$10,421	$10,782	$10,485
9/16	$10,646	$10,784	$10,719
10/16	$10,480	$10,587	$10,560
11/16	$10,517	$10,979	$10,606
12/16	$10,630	$11,196	$10,727
1/17	$11,180	$11,408	$11,290
2/17	$11,662	$11,861	$11,783
3/17	$11,893	$11,875	$12,025
4/17	$12,214	$11,997	$12,356
5/17	$12,679	$12,166	$12,836
6/17	$12,369	$12,242	$12,528
7/17	$12,876	$12,494	$13,050
8/17	$13,129	$12,532	$13,316
9/17	$13,106	$12,790	$13,301
10/17	$13,695	$13,089	$13,906
11/17	$13,968	$13,490	$14,193
12/17	$14,033	$13,640	$14,267
1/18	$15,243	$14,421	$15,508
2/18	$15,049	$13,890	$15,319
3/18	$14,449	$13,537	$14,716
4/18	$14,498	$13,589	$14,777
5/18	$15,314	$13,916	$15,616
6/18	$15,471	$14,002	$15,786
7/18	$15,889	$14,523	$16,222
8/18	$16,834	$14,996	$17,196
9/18	$16,774	$15,081	$17,146
10/18	$15,319	$14,050	$15,668
11/18	$15,295	$14,337	$15,654
12/18	$13,932	$13,042	$14,272
1/19	$15,200	$14,087	$15,579
2/19	$15,638	$14,540	$16,036
3/19	$16,257	$14,822	$16,682
4/19	$17,141	$15,422	$17,599
5/19	$15,717	$14,442	$16,148
6/19	$16,917	$15,460	$17,391
7/19	$17,306	$15,682	$17,802
8/19	$16,972	$15,434	$17,470
9/19	$17,101	$15,723	$17,615
10/19	$17,838	$16,063	$18,385
11/19	$18,559	$16,646	$19,139
12/19	$19,287	$17,149	$19,903
1/20	$19,855	$17,142	$20,501
2/20	$18,700	$15,731	$19,317
3/20	$17,278	$13,788	$17,854
4/20	$19,900	$15,555	$20,574
5/20	$21,143	$16,296	$21,872
6/20	$22,477	$16,620	$23,265
7/20	$24,130	$17,558	$24,988
8/20	$26,807	$18,820	$27,777
9/20	$25,269	$18,105	$26,202
10/20	$24,452	$17,623	$25,374
11/20	$27,154	$19,552	$28,191
12/20	$28,518	$20,304	$29,631
1/21	$28,592	$20,099	$29,727
2/21	$28,563	$20,653	$29,715
3/21	$28,967	$21,558	$30,153
4/21	$30,656	$22,708	$31,937
5/21	$30,281	$22,867	$31,564
6/21	$32,200	$23,401	$33,584
7/21	$33,089	$23,956	$34,530
8/21	$34,477	$24,685	$35,999
9/21	$32,497	$23,537	$33,952
10/21	$35,054	$25,186	$36,647
11/21	$35,690	$25,011	$37,337
12/21	$36,091	$26,132	$37,781
1/22	$33,006	$24,780	$34,574
2/22	$31,490	$24,038	$33,003
3/22	$32,821	$24,931	$34,416
4/22	$28,425	$22,757	$29,824
5/22	$27,974	$22,798	$29,367
6/22	$25,468	$20,916	$26,740
7/22	$28,663	$22,845	$30,110
8/22	$27,182	$21,913	$28,572
9/22	$24,302	$19,895	$25,558
10/22	$25,265	$21,506	$26,582
11/22	$26,667	$22,708	$28,075
12/22	$24,249	$21,399	$25,547
1/23	$26,824	$22,744	$28,272
2/23	$26,715	$22,189	$28,166
3/23	$29,245	$23,004	$30,853
4/23	$29,380	$23,363	$31,013
5/23	$31,630	$23,464	$33,412
6/23	$33,677	$25,015	$35,600
7/23	$34,949	$25,818	$36,967
8/23	$34,400	$25,407	$36,412
9/23	$32,656	$24,196	$34,583
10/23	$31,971	$23,687	$33,879
11/23	$35,404	$25,850	$37,544
12/23	$37,348	$27,025	$39,630
1/24	$38,030	$27,479	$40,379
2/24	$40,063	$28,946	$42,563
3/24	$40,533	$29,878	$43,086
4/24	$38,712	$28,657	$41,178
5/24	$41,159	$30,078	$43,809
6/24	$43,708	$31,157	$46,554
7/24	$42,975	$31,537	$45,813
8/24	$43,451	$32,302	$46,353
9/24	$44,531	$32,992	$47,543
10/24	$44,141	$32,692	$47,155
11/24	$46,460	$34,611	$49,661
12/24	$46,644	$33,786	$49,888
1/25	$47,665	$34,727	$51,011
2/25	$46,365	$34,274	$49,639
3/25	$42,812	$32,343	$45,860
4/25	$43,435	$32,124	$46,573
5/25	$47,367	$34,146	$50,827
6/25	$50,343	$35,882	$54,052
7/25	$51,526	$36,687	$55,354
8/25	$51,971	$37,431	$55,865
9/25	$54,772	$38,797	$58,920
10/25	$57,366	$39,706	$61,751
11/25	$56,428	$39,803	$60,784
12/25	$56,019	$39,827	$60,377

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class F	20.10%	14.45%	18.79%
S&P 500® Index	17.88%	14.42%	14.81%
NASDAQ-100® Index	21.02%	15.29%	19.68%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 693,709,218
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 1,049,096
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$693,709,218
# of Portfolio Holdings	105
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$1,049,096

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.1%
Financials	0.3%
Energy	0.5%
Materials	1.1%
Short-Term Investments	1.2%
Exchange-Traded Funds	1.2%
Utilities	1.4%
Industrials	4.1%
Consumer Staples	4.5%
Health Care	5.3%
Consumer Discretionary	13.1%
Communication Services	15.6%
Information Technology	51.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.8%
Apple, Inc.	7.8%
Microsoft Corp.	7.0%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.9%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C	3.3%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc., Class A	2.2%
Total	48.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030370
Shareholder Report [Line Items]
Fund Name	CVT Nasdaq 100 Index Portfolio
Class Name	Class I
Trading Symbol	CVPNOI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.48%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the NASDAQ-100® Index (the Index):

↓ Four of the eleven market sectors within the Index ― financials, industrials, real estate and consumer staples ― reported negative returns during the period

↑ Seven of the eleven market sectors within the Index reported positive performances during the period

↑ Among sectors, utilities, information technology (IT) and communication services were the strongest performers during the period

↑ By period-end, IT, communication services and consumer discretionary sectors held the largest weights within the Index by sector

↑ The use of derivatives contributed to absolute returns during the period

● The Index is unmanaged and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	S&P 500® Index	NASDAQ-100® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,317	$9,504	$9,321
2/16	$9,164	$9,491	$9,172
3/16	$9,779	$10,135	$9,794
4/16	$9,470	$10,174	$9,488
5/16	$9,886	$10,357	$9,911
6/16	$9,650	$10,384	$9,683
7/16	$10,335	$10,766	$10,373
8/16	$10,442	$10,782	$10,485
9/16	$10,669	$10,784	$10,719
10/16	$10,507	$10,587	$10,560
11/16	$10,546	$10,979	$10,606
12/16	$10,659	$11,196	$10,727
1/17	$11,215	$11,408	$11,290
2/17	$11,699	$11,861	$11,783
3/17	$11,934	$11,875	$12,025
4/17	$12,258	$11,997	$12,356
5/17	$12,729	$12,166	$12,836
6/17	$12,418	$12,242	$12,528
7/17	$12,931	$12,494	$13,050
8/17	$13,187	$12,532	$13,316
9/17	$13,168	$12,790	$13,301
10/17	$13,761	$13,089	$13,906
11/17	$14,041	$13,490	$14,193
12/17	$14,108	$13,640	$14,267
1/18	$15,329	$14,421	$15,508
2/18	$15,136	$13,890	$15,319
3/18	$14,533	$13,537	$14,716
4/18	$14,587	$13,589	$14,777
5/18	$15,411	$13,916	$15,616
6/18	$15,574	$14,002	$15,786
7/18	$15,998	$14,523	$16,222
8/18	$16,953	$14,996	$17,196
9/18	$16,895	$15,081	$17,146
10/18	$15,433	$14,050	$15,668
11/18	$15,411	$14,337	$15,654
12/18	$14,042	$13,042	$14,272
1/19	$15,323	$14,087	$15,579
2/19	$15,767	$14,540	$16,036
3/19	$16,394	$14,822	$16,682
4/19	$17,290	$15,422	$17,599
5/19	$15,857	$14,442	$16,148
6/19	$17,070	$15,460	$17,391
7/19	$17,465	$15,682	$17,802
8/19	$17,132	$15,434	$17,470
9/19	$17,268	$15,723	$17,615
10/19	$18,015	$16,063	$18,385
11/19	$18,746	$16,646	$19,139
12/19	$19,487	$17,149	$19,903
1/20	$20,064	$17,142	$20,501
2/20	$18,900	$15,731	$19,317
3/20	$17,469	$13,788	$17,854
4/20	$20,121	$15,555	$20,574
5/20	$21,382	$16,296	$21,872
6/20	$22,736	$16,620	$23,265
7/20	$24,414	$17,558	$24,988
8/20	$27,130	$18,820	$27,777
9/20	$25,578	$18,105	$26,202
10/20	$24,757	$17,623	$25,374
11/20	$27,498	$19,552	$28,191
12/20	$28,884	$20,304	$29,631
1/21	$28,964	$20,099	$29,727
2/21	$28,941	$20,653	$29,715
3/21	$29,358	$21,558	$30,153
4/21	$31,077	$22,708	$31,937
5/21	$30,702	$22,867	$31,564
6/21	$32,654	$23,401	$33,584
7/21	$33,563	$23,956	$34,530
8/21	$34,978	$24,685	$35,999
9/21	$32,977	$23,537	$33,952
10/21	$35,577	$25,186	$36,647
11/21	$36,232	$25,011	$37,337
12/21	$36,647	$26,132	$37,781
1/22	$33,519	$24,780	$34,574
2/22	$31,988	$24,038	$33,003
3/22	$33,347	$24,931	$34,416
4/22	$28,885	$22,757	$29,824
5/22	$28,435	$22,798	$29,367
6/22	$25,890	$20,916	$26,740
7/22	$29,145	$22,845	$30,110
8/22	$27,646	$21,913	$28,572
9/22	$24,721	$19,895	$25,558
10/22	$25,705	$21,506	$26,582
11/22	$27,138	$22,708	$28,075
12/22	$24,684	$21,399	$25,547
1/23	$27,311	$22,744	$28,272
2/23	$27,205	$22,189	$28,166
3/23	$29,787	$23,004	$30,853
4/23	$29,930	$23,363	$31,013
5/23	$32,231	$23,464	$33,412
6/23	$34,324	$25,015	$35,600
7/23	$35,627	$25,818	$36,967
8/23	$35,075	$25,407	$36,412
9/23	$33,303	$24,196	$34,583
10/23	$32,612	$23,687	$33,879
11/23	$36,120	$25,850	$37,544
12/23	$38,111	$27,025	$39,630
1/24	$38,814	$27,479	$40,379
2/24	$40,899	$28,946	$42,563
3/24	$41,386	$29,878	$43,086
4/24	$39,536	$28,657	$41,178
5/24	$42,043	$30,078	$43,809
6/24	$44,657	$31,157	$46,554
7/24	$43,917	$31,537	$45,813
8/24	$44,412	$32,302	$46,353
9/24	$45,525	$32,992	$47,543
10/24	$45,137	$32,692	$47,155
11/24	$47,518	$34,611	$49,661
12/24	$47,717	$33,786	$49,888
1/25	$48,772	$34,727	$51,011
2/25	$47,452	$34,274	$49,639
3/25	$43,825	$32,343	$45,860
4/25	$44,469	$32,124	$46,573
5/25	$48,507	$34,146	$50,827
6/25	$51,564	$35,882	$54,052
7/25	$52,787	$36,687	$55,354
8/25	$53,252	$37,431	$55,865
9/25	$56,135	$38,797	$58,920
10/25	$58,806	$39,706	$61,751
11/25	$57,858	$39,803	$60,784
12/25	$57,448	$39,827	$60,377

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	20.39%	14.73%	19.09%
S&P 500® Index	17.88%	14.42%	14.81%
NASDAQ-100® Index	21.02%	15.29%	19.68%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 693,709,218
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 1,049,096
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$693,709,218
# of Portfolio Holdings	105
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$1,049,096

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.1%
Financials	0.3%
Energy	0.5%
Materials	1.1%
Short-Term Investments	1.2%
Exchange-Traded Funds	1.2%
Utilities	1.4%
Industrials	4.1%
Consumer Staples	4.5%
Health Care	5.3%
Consumer Discretionary	13.1%
Communication Services	15.6%
Information Technology	51.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.8%
Apple, Inc.	7.8%
Microsoft Corp.	7.0%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.9%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C	3.3%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc., Class A	2.2%
Total	48.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030372
Shareholder Report [Line Items]
Fund Name	CVT Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Cap Index Portfolio
Class Name	Class F
Trading Symbol	CVPRSF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$63	0.59%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the Russell 2000® Index (the Index):

↓ The consumer staples sector was the weakest-performing market within the Index during the period

↓ The consumer discretionary and energy sectors were among the weakest market performers during the period

↑ Nine of the eleven market sectors within the Index posted positive returns during the period ― led by the materials and health care sectors

↑ Five of the eleven sectors within the Index reported double-digit returns during the period

↑ By period-end, the financials, industrials and health care sectors held the largest weights within the Index by sector

↑ The Fund’s use of derivatives contributed to absolute returns during the period

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	S&P 500® Index	Russell 2000® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,117	$9,504	$9,121
2/16	$9,113	$9,491	$9,120
3/16	$9,836	$10,135	$9,848
4/16	$9,986	$10,174	$10,003
5/16	$10,201	$10,357	$10,228
6/16	$10,195	$10,384	$10,222
7/16	$10,800	$10,766	$10,832
8/16	$10,985	$10,782	$11,023
9/16	$11,099	$10,784	$11,146
10/16	$10,570	$10,587	$10,616
11/16	$11,744	$10,979	$11,800
12/16	$12,063	$11,196	$12,131
1/17	$12,108	$11,408	$12,179
2/17	$12,337	$11,861	$12,414
3/17	$12,346	$11,875	$12,430
4/17	$12,478	$11,997	$12,566
5/17	$12,221	$12,166	$12,311
6/17	$12,633	$12,242	$12,736
7/17	$12,723	$12,494	$12,831
8/17	$12,556	$12,532	$12,668
9/17	$13,332	$12,790	$13,458
10/17	$13,439	$13,089	$13,573
11/17	$13,822	$13,490	$13,964
12/17	$13,762	$13,640	$13,908
1/18	$14,118	$14,421	$14,271
2/18	$13,565	$13,890	$13,718
3/18	$13,731	$13,537	$13,896
4/18	$13,845	$13,589	$14,016
5/18	$14,678	$13,916	$14,867
6/18	$14,775	$14,002	$14,973
7/18	$15,030	$14,523	$15,234
8/18	$15,674	$14,996	$15,891
9/18	$15,289	$15,081	$15,509
10/18	$13,622	$14,050	$13,824
11/18	$13,836	$14,337	$14,044
12/18	$12,185	$13,042	$12,376
1/19	$13,550	$14,087	$13,768
2/19	$14,249	$14,540	$14,484
3/19	$13,941	$14,822	$14,181
4/19	$14,411	$15,422	$14,662
5/19	$13,282	$14,442	$13,522
6/19	$14,213	$15,460	$14,478
7/19	$14,292	$15,682	$14,561
8/19	$13,581	$15,434	$13,842
9/19	$13,858	$15,723	$14,130
10/19	$14,217	$16,063	$14,502
11/19	$14,794	$16,646	$15,099
12/19	$15,209	$17,149	$15,535
1/20	$14,713	$17,142	$15,037
2/20	$13,465	$15,731	$13,771
3/20	$10,541	$13,788	$10,779
4/20	$11,983	$15,555	$12,259
5/20	$12,754	$16,296	$13,057
6/20	$13,194	$16,620	$13,519
7/20	$13,557	$17,558	$13,893
8/20	$14,317	$18,820	$14,676
9/20	$13,835	$18,105	$14,185
10/20	$14,123	$17,623	$14,483
11/20	$16,720	$19,552	$17,152
12/20	$18,160	$20,304	$18,636
1/21	$19,064	$20,099	$19,573
2/21	$20,246	$20,653	$20,793
3/21	$20,449	$21,558	$21,002
4/21	$20,863	$22,708	$21,443
5/21	$20,903	$22,867	$21,487
6/21	$21,291	$23,401	$21,904
7/21	$20,516	$23,956	$21,113
8/21	$20,964	$24,685	$21,585
9/21	$20,344	$23,537	$20,949
10/21	$21,199	$25,186	$21,840
11/21	$20,310	$25,011	$20,930
12/21	$20,757	$26,132	$21,397
1/22	$18,764	$24,780	$19,337
2/22	$18,958	$24,038	$19,544
3/22	$19,185	$24,931	$19,787
4/22	$17,284	$22,757	$17,826
5/22	$17,307	$22,798	$17,853
6/22	$15,878	$20,916	$16,385
7/22	$17,526	$22,845	$18,095
8/22	$17,158	$21,913	$17,725
9/22	$15,508	$19,895	$16,026
10/22	$17,211	$21,506	$17,790
11/22	$17,615	$22,708	$18,206
12/22	$16,468	$21,399	$17,024
1/23	$18,060	$22,744	$18,684
2/23	$17,755	$22,189	$18,368
3/23	$16,905	$23,004	$17,491
4/23	$16,598	$23,363	$17,176
5/23	$16,429	$23,464	$17,017
6/23	$17,757	$25,015	$18,401
7/23	$18,818	$25,818	$19,526
8/23	$17,875	$25,407	$18,549
9/23	$16,819	$24,196	$17,457
10/23	$15,667	$23,687	$16,267
11/23	$17,081	$25,850	$17,739
12/23	$19,161	$27,025	$19,906
1/24	$18,411	$27,479	$19,132
2/24	$19,446	$28,946	$20,214
3/24	$20,136	$29,878	$20,938
4/24	$18,717	$28,657	$19,464
5/24	$19,645	$30,078	$20,440
6/24	$19,455	$31,157	$20,251
7/24	$21,428	$31,537	$22,309
8/24	$21,098	$32,302	$21,976
9/24	$21,236	$32,992	$22,129
10/24	$20,921	$32,692	$21,810
11/24	$23,200	$34,611	$24,202
12/24	$21,270	$33,786	$22,203
1/25	$21,820	$34,727	$22,785
2/25	$20,647	$34,274	$21,567
3/25	$19,239	$32,343	$20,099
4/25	$18,784	$32,124	$19,634
5/25	$19,778	$34,146	$20,683
6/25	$20,835	$35,882	$21,807
7/25	$21,192	$36,687	$22,185
8/25	$22,696	$37,431	$23,770
9/25	$23,386	$38,797	$24,510
10/25	$23,800	$39,706	$24,953
11/25	$24,017	$39,803	$25,193
12/25	$23,872	$39,827	$25,047

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class F	12.23%	5.62%	9.08%
S&P 500® Index	17.88%	14.42%	14.81%
Russell 2000® Index	12.81%	6.09%	9.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 254,096,903
Holdings Count | Holding	1,984
Advisory Fees Paid, Amount	$ 96,423
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$254,096,903
# of Portfolio Holdings	1,984
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$96,423

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.7%
Exchange-Traded Funds	2.0%
Communication Services	2.6%
Utilities	2.8%
Materials	4.1%
Short-Term Investments	4.5%
Energy	4.5%
Real Estate	5.3%
Consumer Discretionary	8.3%
Information Technology	13.8%
Industrials	16.2%
Financials	16.7%
Health Care	17.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Russell 2000 ETF	2.0%
Credo Technology Group Holding Ltd.	0.7%
Bloom Energy Corp., Class A	0.6%
Fabrinet	0.5%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
NEXTracker, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Co.	0.4%
Total	6.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030371
Shareholder Report [Line Items]
Fund Name	CVT Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Cap Index Portfolio
Class Name	Class I
Trading Symbol	CVPRSI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.39%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the Russell 2000® Index (the Index):

↓ The consumer staples sector was the weakest-performing market within the Index during the period

↓ The consumer discretionary and energy sectors were among the weakest market performers during the period

↑ Nine of the eleven market sectors within the Index posted positive returns during the period ― led by the materials and health care sectors

↑ Five of the eleven sectors within the Index reported double-digit returns during the period

↑ By period-end, the financials, industrials and health care sectors held the largest weights within the Index by sector

↑ The Fund’s use of derivatives contributed to absolute returns during the period

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	S&P 500® Index	Russell 2000® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,118	$9,504	$9,121
2/16	$9,115	$9,491	$9,120
3/16	$9,841	$10,135	$9,848
4/16	$9,993	$10,174	$10,003
5/16	$10,211	$10,357	$10,228
6/16	$10,208	$10,384	$10,222
7/16	$10,815	$10,766	$10,832
8/16	$11,003	$10,782	$11,023
9/16	$11,119	$10,784	$11,146
10/16	$10,591	$10,587	$10,616
11/16	$11,770	$10,979	$11,800
12/16	$12,092	$11,196	$12,131
1/17	$12,139	$11,408	$12,179
2/17	$12,371	$11,861	$12,414
3/17	$12,384	$11,875	$12,430
4/17	$12,518	$11,997	$12,566
5/17	$12,262	$12,166	$12,311
6/17	$12,679	$12,242	$12,736
7/17	$12,773	$12,494	$12,831
8/17	$12,606	$12,532	$12,668
9/17	$13,390	$12,790	$13,458
10/17	$13,499	$13,089	$13,573
11/17	$13,887	$13,490	$13,964
12/17	$13,830	$13,640	$13,908
1/18	$14,190	$14,421	$14,271
2/18	$13,636	$13,890	$13,718
3/18	$13,807	$13,537	$13,896
4/18	$13,924	$13,589	$14,016
5/18	$14,764	$13,916	$14,867
6/18	$14,865	$14,002	$14,973
7/18	$15,126	$14,523	$15,234
8/18	$15,778	$14,996	$15,891
9/18	$15,393	$15,081	$15,509
10/18	$13,716	$14,050	$13,824
11/18	$13,936	$14,337	$14,044
12/18	$12,276	$13,042	$12,376
1/19	$13,654	$14,087	$13,768
2/19	$14,359	$14,540	$14,484
3/19	$14,052	$14,822	$14,181
4/19	$14,530	$15,422	$14,662
5/19	$13,395	$14,442	$13,522
6/19	$14,335	$15,460	$14,478
7/19	$14,418	$15,682	$14,561
8/19	$13,701	$15,434	$13,842
9/19	$13,984	$15,723	$14,130
10/19	$14,350	$16,063	$14,502
11/19	$14,933	$16,646	$15,099
12/19	$15,355	$17,149	$15,535
1/20	$14,857	$17,142	$15,037
2/20	$13,599	$15,731	$13,771
3/20	$10,646	$13,788	$10,779
4/20	$12,106	$15,555	$12,259
5/20	$12,886	$16,296	$13,057
6/20	$13,333	$16,620	$13,519
7/20	$13,704	$17,558	$13,893
8/20	$14,473	$18,820	$14,676
9/20	$13,989	$18,105	$14,185
10/20	$14,281	$17,623	$14,483
11/20	$16,912	$19,552	$17,152
12/20	$18,371	$20,304	$18,636
1/21	$19,288	$20,099	$19,573
2/21	$20,488	$20,653	$20,793
3/21	$20,696	$21,558	$21,002
4/21	$21,119	$22,708	$21,443
5/21	$21,162	$22,867	$21,487
6/21	$21,560	$23,401	$21,904
7/21	$20,778	$23,956	$21,113
8/21	$21,235	$24,685	$21,585
9/21	$20,610	$23,537	$20,949
10/21	$21,482	$25,186	$21,840
11/21	$20,582	$25,011	$20,930
12/21	$21,040	$26,132	$21,397
1/22	$19,023	$24,780	$19,337
2/22	$19,220	$24,038	$19,544
3/22	$19,456	$24,931	$19,787
4/22	$17,530	$22,757	$17,826
5/22	$17,558	$22,798	$17,853
6/22	$16,109	$20,916	$16,385
7/22	$17,784	$22,845	$18,095
8/22	$17,414	$21,913	$17,725
9/22	$15,741	$19,895	$16,026
10/22	$17,474	$21,506	$17,790
11/22	$17,888	$22,708	$18,206
12/22	$16,723	$21,399	$17,024
1/23	$18,345	$22,744	$18,684
2/23	$18,040	$22,189	$18,368
3/23	$17,178	$23,004	$17,491
4/23	$16,868	$23,363	$17,176
5/23	$16,701	$23,464	$17,017
6/23	$18,052	$25,015	$18,401
7/23	$19,134	$25,818	$19,526
8/23	$18,178	$25,407	$18,549
9/23	$17,108	$24,196	$17,457
10/23	$15,940	$23,687	$16,267
11/23	$17,380	$25,850	$17,739
12/23	$19,499	$27,025	$19,906
1/24	$18,739	$27,479	$19,132
2/24	$19,795	$28,946	$20,214
3/24	$20,502	$29,878	$20,938
4/24	$19,059	$28,657	$19,464
5/24	$20,010	$30,078	$20,440
6/24	$19,817	$31,157	$20,251
7/24	$21,834	$31,537	$22,309
8/24	$21,499	$32,302	$21,976
9/24	$21,646	$32,992	$22,129
10/24	$21,326	$32,692	$21,810
11/24	$23,654	$34,611	$24,202
12/24	$21,689	$33,786	$22,203
1/25	$22,255	$34,727	$22,785
2/25	$21,061	$34,274	$21,567
3/25	$19,629	$32,343	$20,099
4/25	$19,167	$32,124	$19,634
5/25	$20,185	$34,146	$20,683
6/25	$21,268	$35,882	$21,807
7/25	$21,634	$36,687	$22,185
8/25	$23,174	$37,431	$23,770
9/25	$23,881	$38,797	$24,510
10/25	$24,310	$39,706	$24,953
11/25	$24,536	$39,803	$25,193
12/25	$24,390	$39,827	$25,047

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	12.45%	5.83%	9.32%
S&P 500® Index	17.88%	14.42%	14.81%
Russell 2000® Index	12.81%	6.09%	9.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 254,096,903
Holdings Count | Holding	1,984
Advisory Fees Paid, Amount	$ 96,423
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$254,096,903
# of Portfolio Holdings	1,984
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$96,423

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.7%
Exchange-Traded Funds	2.0%
Communication Services	2.6%
Utilities	2.8%
Materials	4.1%
Short-Term Investments	4.5%
Energy	4.5%
Real Estate	5.3%
Consumer Discretionary	8.3%
Information Technology	13.8%
Industrials	16.2%
Financials	16.7%
Health Care	17.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Russell 2000 ETF	2.0%
Credo Technology Group Holding Ltd.	0.7%
Bloom Energy Corp., Class A	0.6%
Fabrinet	0.5%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
NEXTracker, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Co.	0.4%
Total	6.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030367
Shareholder Report [Line Items]
Fund Name	CVT S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Trading Symbol	CVPSPF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT S&P 500® Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVT S&P 500® Index Portfolio	$30	0.28%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the S&P 500® (the Index):

↓ The real estate sector was the weakest-performing sector within the Index

↓ The consumer staples and consumer discretionary sectors were among the weakest performers during the period

↑ All of the eleven market sectors within the Index reported positive returns during the period

↑ Communication services, information technology (IT) and industrials were the best-performing sectors within the Index during the period

↑ By period-end, the IT, financials and communication services sectors held the largest weights within the Index by sector

↑ The Fund’s use of derivatives contributed to absolute returns during the period

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	CVT S&P 500® Index Portfolio	S&P 500® Index
12/15	$10,000	$10,000
1/16	$9,499	$9,504
2/16	$9,487	$9,491
3/16	$10,128	$10,135
4/16	$10,163	$10,174
5/16	$10,342	$10,357
6/16	$10,369	$10,384
7/16	$10,747	$10,766
8/16	$10,758	$10,782
9/16	$10,756	$10,784
10/16	$10,556	$10,587
11/16	$10,945	$10,979
12/16	$11,158	$11,196
1/17	$11,365	$11,408
2/17	$11,815	$11,861
3/17	$11,825	$11,875
4/17	$11,944	$11,997
5/17	$12,108	$12,166
6/17	$12,181	$12,242
7/17	$12,428	$12,494
8/17	$12,463	$12,532
9/17	$12,718	$12,790
10/17	$13,011	$13,089
11/17	$13,407	$13,490
12/17	$13,552	$13,640
1/18	$14,325	$14,421
2/18	$13,793	$13,890
3/18	$13,437	$13,537
4/18	$13,483	$13,589
5/18	$13,805	$13,916
6/18	$13,886	$14,002
7/18	$14,400	$14,523
8/18	$14,865	$14,996
9/18	$14,945	$15,081
10/18	$13,919	$14,050
11/18	$14,199	$14,337
12/18	$12,911	$13,042
1/19	$13,945	$14,087
2/19	$14,391	$14,540
3/19	$14,666	$14,822
4/19	$15,258	$15,422
5/19	$14,283	$14,442
6/19	$15,287	$15,460
7/19	$15,504	$15,682
8/19	$15,251	$15,434
9/19	$15,535	$15,723
10/19	$15,867	$16,063
11/19	$16,440	$16,646
12/19	$16,933	$17,149
1/20	$16,920	$17,142
2/20	$15,521	$15,731
3/20	$13,599	$13,788
4/20	$15,343	$15,555
5/20	$16,071	$16,296
6/20	$16,384	$16,620
7/20	$17,306	$17,558
8/20	$18,546	$18,820
9/20	$17,838	$18,105
10/20	$17,362	$17,623
11/20	$19,262	$19,552
12/20	$19,998	$20,304
1/21	$19,793	$20,099
2/21	$20,338	$20,653
3/21	$21,228	$21,558
4/21	$22,357	$22,708
5/21	$22,506	$22,867
6/21	$23,027	$23,401
7/21	$23,568	$23,956
8/21	$24,279	$24,685
9/21	$23,144	$23,537
10/21	$24,759	$25,186
11/21	$24,582	$25,011
12/21	$25,680	$26,132
1/22	$24,347	$24,780
2/22	$23,616	$24,038
3/22	$24,487	$24,931
4/22	$22,347	$22,757
5/22	$22,384	$22,798
6/22	$20,527	$20,916
7/22	$22,416	$22,845
8/22	$21,495	$21,913
9/22	$19,511	$19,895
10/22	$21,086	$21,506
11/22	$22,260	$22,708
12/22	$20,971	$21,399
1/23	$22,287	$22,744
2/23	$21,738	$22,189
3/23	$22,528	$23,004
4/23	$22,874	$23,363
5/23	$22,966	$23,464
6/23	$24,477	$25,015
7/23	$25,259	$25,818
8/23	$24,850	$25,407
9/23	$23,657	$24,196
10/23	$23,152	$23,687
11/23	$25,261	$25,850
12/23	$26,406	$27,025
1/24	$26,841	$27,479
2/24	$28,267	$28,946
3/24	$29,171	$29,878
4/24	$27,969	$28,657
5/24	$29,349	$30,078
6/24	$30,392	$31,157
7/24	$30,755	$31,537
8/24	$31,496	$32,302
9/24	$32,161	$32,992
10/24	$31,862	$32,692
11/24	$33,725	$34,611
12/24	$32,911	$33,786
1/25	$33,815	$34,727
2/25	$33,366	$34,274
3/25	$31,479	$32,343
4/25	$31,249	$32,124
5/25	$33,210	$34,146
6/25	$34,892	$35,882
7/25	$35,665	$36,687
8/25	$36,381	$37,431
9/25	$37,700	$38,797
10/25	$38,572	$39,706
11/25	$38,659	$39,803
12/25	$38,672	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
CVT S&P 500® Index Portfolio	17.50%	14.09%	14.47%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 546,507,899
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 44,281
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$546,507,899
# of Portfolio Holdings	508
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$44,281

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	1.4%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Short-Term Investments	2.6%
Energy	2.7%
Consumer Staples	4.5%
Industrials	7.8%
Health Care	9.2%
Consumer Discretionary	10.0%
Communication Services	10.1%
Financials	12.9%
Information Technology	33.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.4%
Apple, Inc.	6.6%
Microsoft Corp.	5.9%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.3%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%
Total	37.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000053062
Shareholder Report [Line Items]
Fund Name	CVT S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class F
Trading Symbol	CVPSMF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$55	0.53%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the S&P MidCap 400® Index (the Index):

↓ The consumer discretionary and consumer staples sectors reported negative returns during the period

↑ Nine of the eleven market sectors within the Index ― led by the communication services and utilities sectors ― reported positive returns during the period

↑ Among those sectors, the communication services, utilities, information technology (IT) and industrials reported double-digit returns during the period

↑ By period-end, the industrials, financials, IT and consumer discretionary sectors held the largest weights within the Index by sector

↑ The Fund’s use of derivatives contributed to absolute returns during the period

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	S&P 500® Index	S&P MidCap 400® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,426	$9,504	$9,431
2/16	$9,554	$9,491	$9,564
3/16	$10,361	$10,135	$10,378
4/16	$10,482	$10,174	$10,506
5/16	$10,717	$10,357	$10,748
6/16	$10,761	$10,384	$10,793
7/16	$11,216	$10,766	$11,256
8/16	$11,265	$10,782	$11,312
9/16	$11,187	$10,784	$11,240
10/16	$10,880	$10,587	$10,940
11/16	$11,746	$10,979	$11,815
12/16	$11,996	$11,196	$12,074
1/17	$12,193	$11,408	$12,276
2/17	$12,507	$11,861	$12,598
3/17	$12,452	$11,875	$12,550
4/17	$12,551	$11,997	$12,654
5/17	$12,484	$12,166	$12,593
6/17	$12,681	$12,242	$12,797
7/17	$12,787	$12,494	$12,910
8/17	$12,584	$12,532	$12,711
9/17	$13,070	$12,790	$13,209
10/17	$13,359	$13,089	$13,508
11/17	$13,846	$13,490	$14,005
12/17	$13,870	$13,640	$14,035
1/18	$14,262	$14,421	$14,439
2/18	$13,623	$13,890	$13,799
3/18	$13,744	$13,537	$13,927
4/18	$13,701	$13,589	$13,891
5/18	$14,261	$13,916	$14,464
6/18	$14,314	$14,002	$14,525
7/18	$14,558	$14,523	$14,781
8/18	$15,017	$14,996	$15,253
9/18	$14,846	$15,081	$15,086
10/18	$13,422	$14,050	$13,646
11/18	$13,835	$14,337	$14,072
12/18	$12,266	$13,042	$12,480
1/19	$13,545	$14,087	$13,785
2/19	$14,114	$14,540	$14,369
3/19	$14,027	$14,822	$14,288
4/19	$14,584	$15,422	$14,862
5/19	$13,414	$14,442	$13,677
6/19	$14,435	$15,460	$14,723
7/19	$14,599	$15,682	$14,898
8/19	$13,979	$15,434	$14,273
9/19	$14,402	$15,723	$14,710
10/19	$14,559	$16,063	$14,876
11/19	$14,987	$16,646	$15,319
12/19	$15,401	$17,149	$15,749
1/20	$14,991	$17,142	$15,338
2/20	$13,561	$15,731	$13,882
3/20	$10,809	$13,788	$11,072
4/20	$12,336	$15,555	$12,642
5/20	$13,235	$16,296	$13,566
6/20	$13,398	$16,620	$13,737
7/20	$14,011	$17,558	$14,370
8/20	$14,498	$18,820	$14,875
9/20	$14,019	$18,105	$14,392
10/20	$14,317	$17,623	$14,705
11/20	$16,357	$19,552	$16,804
12/20	$17,418	$20,304	$17,900
1/21	$17,673	$20,099	$18,170
2/21	$18,870	$20,653	$19,405
3/21	$19,744	$21,558	$20,312
4/21	$20,623	$22,708	$21,226
5/21	$20,656	$22,867	$21,268
6/21	$20,435	$23,401	$21,050
7/21	$20,495	$23,956	$21,123
8/21	$20,887	$24,685	$21,534
9/21	$20,049	$23,537	$20,679
10/21	$21,221	$25,186	$21,896
11/21	$20,588	$25,011	$21,253
12/21	$21,628	$26,132	$22,332
1/22	$20,058	$24,780	$20,722
2/22	$20,272	$24,038	$20,953
3/22	$20,544	$24,931	$21,243
4/22	$19,075	$22,757	$19,734
5/22	$19,211	$22,798	$19,881
6/22	$17,355	$20,916	$17,969
7/22	$19,233	$22,845	$19,918
8/22	$18,626	$21,913	$19,300
9/22	$16,906	$19,895	$17,526
10/22	$18,676	$21,506	$19,369
11/22	$19,810	$22,708	$20,554
12/22	$18,707	$21,399	$19,416
1/23	$20,427	$22,744	$21,208
2/23	$20,052	$22,189	$20,823
3/23	$19,403	$23,004	$20,155
4/23	$19,242	$23,363	$19,997
5/23	$18,619	$23,464	$19,359
6/23	$20,316	$25,015	$21,132
7/23	$21,146	$25,818	$22,004
8/23	$20,525	$25,407	$21,368
9/23	$19,438	$24,196	$20,245
10/23	$18,393	$23,687	$19,164
11/23	$19,950	$25,850	$20,794
12/23	$21,679	$27,025	$22,607
1/24	$21,298	$27,479	$22,220
2/24	$22,553	$28,946	$23,540
3/24	$23,807	$29,878	$24,857
4/24	$22,362	$28,657	$23,361
5/24	$23,336	$30,078	$24,386
6/24	$22,956	$31,157	$24,001
7/24	$24,279	$31,537	$25,394
8/24	$24,246	$32,302	$25,374
9/24	$24,513	$32,992	$25,668
10/24	$24,329	$32,692	$25,486
11/24	$26,461	$34,611	$27,732
12/24	$24,561	$33,786	$25,756
1/25	$25,495	$34,727	$26,747
2/25	$24,377	$34,274	$25,585
3/25	$23,033	$32,343	$24,185
4/25	$22,499	$32,124	$23,640
5/25	$23,703	$34,146	$24,916
6/25	$24,542	$35,882	$25,808
7/25	$24,930	$36,687	$26,226
8/25	$25,764	$37,431	$27,116
9/25	$25,871	$38,797	$27,240
10/25	$25,739	$39,706	$27,113
11/25	$26,255	$39,803	$27,668
12/25	$26,261	$39,827	$27,688

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class F	6.92%	8.55%	10.13%
S&P 500® Index	17.88%	14.42%	14.81%
S&P MidCap 400® Index	7.50%	9.11%	10.71%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 611,700,122
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 398,967
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$611,700,122
# of Portfolio Holdings	405
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$398,967

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	1.9%
Exchange-Traded Funds	1.9%
Utilities	3.1%
Energy	3.7%
Short-Term Investments	3.9%
Consumer Staples	4.0%
Materials	5.1%
Real Estate	6.0%
Health Care	8.3%
Consumer Discretionary	10.9%
Information Technology	13.2%
Financials	15.8%
Industrials	22.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SPDR S&P MidCap 400 ETF Trust	1.9%
Ciena Corp.	1.0%
Coherent Corp.	0.8%
Lumentum Holdings, Inc.	0.8%
Flex Ltd.	0.7%
Twilio, Inc., Class A	0.6%
United Therapeutics Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Total	8.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030368
Shareholder Report [Line Items]
Fund Name	CVT S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class I
Trading Symbol	CVPSMI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.33%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the S&P MidCap 400® Index (the Index):

↓ The consumer discretionary and consumer staples sectors reported negative returns during the period

↑ Nine of the eleven market sectors within the Index ― led by the communication services and utilities sectors ― reported positive returns during the period

↑ Among those sectors, the communication services, utilities, information technology (IT) and industrials reported double-digit returns during the period

↑ By period-end, the industrials, financials, IT and consumer discretionary sectors held the largest weights within the Index by sector

↑ The Fund’s use of derivatives contributed to absolute returns during the period

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	S&P 500® Index	S&P MidCap 400® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,427	$9,504	$9,431
2/16	$9,557	$9,491	$9,564
3/16	$10,367	$10,135	$10,378
4/16	$10,491	$10,174	$10,506
5/16	$10,729	$10,357	$10,748
6/16	$10,774	$10,384	$10,793
7/16	$11,231	$10,766	$11,256
8/16	$11,283	$10,782	$11,312
9/16	$11,207	$10,784	$11,240
10/16	$10,903	$10,587	$10,940
11/16	$11,773	$10,979	$11,815
12/16	$12,027	$11,196	$12,074
1/17	$12,225	$11,408	$12,276
2/17	$12,544	$11,861	$12,598
3/17	$12,490	$11,875	$12,550
4/17	$12,591	$11,997	$12,654
5/17	$12,527	$12,166	$12,593
6/17	$12,727	$12,242	$12,797
7/17	$12,836	$12,494	$12,910
8/17	$12,636	$12,532	$12,711
9/17	$13,126	$12,790	$13,209
10/17	$13,421	$13,089	$13,508
11/17	$13,912	$13,490	$14,005
12/17	$13,938	$13,640	$14,035
1/18	$14,336	$14,421	$14,439
2/18	$13,696	$13,890	$13,799
3/18	$13,821	$13,537	$13,927
4/18	$13,780	$13,589	$13,891
5/18	$14,346	$13,916	$14,464
6/18	$14,402	$14,002	$14,525
7/18	$14,653	$14,523	$14,781
8/18	$15,117	$14,996	$15,253
9/18	$14,947	$15,081	$15,086
10/18	$13,517	$14,050	$13,646
11/18	$13,936	$14,337	$14,072
12/18	$12,359	$13,042	$12,480
1/19	$13,649	$14,087	$13,785
2/19	$14,225	$14,540	$14,369
3/19	$14,141	$14,822	$14,288
4/19	$14,705	$15,422	$14,862
5/19	$13,530	$14,442	$13,677
6/19	$14,560	$15,460	$14,723
7/19	$14,728	$15,682	$14,898
8/19	$14,105	$15,434	$14,273
9/19	$14,535	$15,723	$14,710
10/19	$14,695	$16,063	$14,876
11/19	$15,129	$16,646	$15,319
12/19	$15,551	$17,149	$15,749
1/20	$15,139	$17,142	$15,338
2/20	$13,697	$15,731	$13,882
3/20	$10,919	$13,788	$11,072
4/20	$12,464	$15,555	$12,642
5/20	$13,374	$16,296	$13,566
6/20	$13,541	$16,620	$13,737
7/20	$14,163	$17,558	$14,370
8/20	$14,658	$18,820	$14,875
9/20	$14,176	$18,105	$14,392
10/20	$14,480	$17,623	$14,705
11/20	$16,546	$19,552	$16,804
12/20	$17,623	$20,304	$17,900
1/21	$17,883	$20,099	$18,170
2/21	$19,098	$20,653	$19,405
3/21	$19,985	$21,558	$20,312
4/21	$20,879	$22,708	$21,226
5/21	$20,915	$22,867	$21,268
6/21	$20,694	$23,401	$21,050
7/21	$20,760	$23,956	$21,123
8/21	$21,160	$24,685	$21,534
9/21	$20,314	$23,537	$20,679
10/21	$21,505	$25,186	$21,896
11/21	$20,868	$25,011	$21,253
12/21	$21,925	$26,132	$22,332
1/22	$20,336	$24,780	$20,722
2/22	$20,558	$24,038	$20,953
3/22	$20,836	$24,931	$21,243
4/22	$19,348	$22,757	$19,734
5/22	$19,491	$22,798	$19,881
6/22	$17,611	$20,916	$17,969
7/22	$19,520	$22,845	$19,918
8/22	$18,908	$21,913	$19,300
9/22	$17,165	$19,895	$17,526
10/22	$18,963	$21,506	$19,369
11/22	$20,120	$22,708	$20,554
12/22	$19,002	$21,399	$19,416
1/23	$20,753	$22,744	$21,208
2/23	$20,375	$22,189	$20,823
3/23	$19,718	$23,004	$20,155
4/23	$19,559	$23,363	$19,997
5/23	$18,929	$23,464	$19,359
6/23	$20,657	$25,015	$21,132
7/23	$21,506	$25,818	$22,004
8/23	$20,877	$25,407	$21,368
9/23	$19,774	$24,196	$20,245
10/23	$18,713	$23,687	$19,164
11/23	$20,301	$25,850	$20,794
12/23	$22,065	$27,025	$22,607
1/24	$21,679	$27,479	$22,220
2/24	$22,961	$28,946	$23,540
3/24	$24,242	$29,878	$24,857
4/24	$22,777	$28,657	$23,361
5/24	$23,769	$30,078	$24,386
6/24	$23,388	$31,157	$24,001
7/24	$24,740	$31,537	$25,394
8/24	$24,710	$32,302	$25,374
9/24	$24,987	$32,992	$25,668
10/24	$24,804	$32,692	$25,486
11/24	$26,982	$34,611	$27,732
12/24	$25,047	$33,786	$25,756
1/25	$26,005	$34,727	$26,747
2/25	$24,868	$34,274	$25,585
3/25	$23,499	$32,343	$24,185
4/25	$22,959	$32,124	$23,640
5/25	$24,193	$34,146	$24,916
6/25	$25,053	$35,882	$25,808
7/25	$25,453	$36,687	$26,226
8/25	$26,311	$37,431	$27,116
9/25	$26,424	$38,797	$27,240
10/25	$26,294	$39,706	$27,113
11/25	$26,824	$39,803	$27,668
12/25	$26,835	$39,827	$27,688

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	7.14%	8.77%	10.37%
S&P 500® Index	17.88%	14.42%	14.81%
S&P MidCap 400® Index	7.50%	9.11%	10.71%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 611,700,122
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 398,967
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$611,700,122
# of Portfolio Holdings	405
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$398,967

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	1.9%
Exchange-Traded Funds	1.9%
Utilities	3.1%
Energy	3.7%
Short-Term Investments	3.9%
Consumer Staples	4.0%
Materials	5.1%
Real Estate	6.0%
Health Care	8.3%
Consumer Discretionary	10.9%
Information Technology	13.2%
Financials	15.8%
Industrials	22.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SPDR S&P MidCap 400 ETF Trust	1.9%
Ciena Corp.	1.0%
Coherent Corp.	0.8%
Lumentum Holdings, Inc.	0.8%
Flex Ltd.	0.7%
Twilio, Inc., Class A	0.6%
United Therapeutics Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Total	8.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000125701
Shareholder Report [Line Items]
Fund Name	CVT Volatility Managed Growth Portfolio
Class Name	Class F
Trading Symbol	CVPVMG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Volatility Managed Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$84	0.81%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive (the Index); and the Growth Portfolio Blended Benchmark (the Secondary Blended Index):

↓ In cumulative terms, the Fund’s exposure to derivatives detracted from overall portfolio returns during the period

↓ The Fund’s allocations to small-cap stocks, mid-cap stocks, and large-cap value stocks detracted from performance relative to the secondary blended benchmark

↑ In contrast, allocations to large-cap growth stocks and foreign stocks contributed to returns relative to the secondary blended benchmark during the period

↑ In cumulative terms, the Fund’s exposure to derivatives decreased realized volatility during the period and brought its realized volatility to target

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	Russell 3000® Index	S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive	Growth Portfolio Blended Benchmark
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,716	$9,436	$9,520	$9,567
2/16	$9,697	$9,433	$9,502	$9,548
3/16	$10,101	$10,097	$9,960	$10,091
4/16	$10,139	$10,159	$10,086	$10,174
5/16	$10,228	$10,341	$10,100	$10,275
6/16	$10,114	$10,362	$9,915	$10,292
7/16	$10,348	$10,774	$10,163	$10,640
8/16	$10,348	$10,801	$10,189	$10,641
9/16	$10,329	$10,818	$10,243	$10,663
10/16	$10,126	$10,584	$10,095	$10,458
11/16	$10,354	$11,058	$10,109	$10,641
12/16	$10,556	$11,274	$10,289	$10,841
1/17	$10,727	$11,486	$10,522	$11,014
2/17	$10,999	$11,913	$10,776	$11,308
3/17	$11,043	$11,921	$10,888	$11,353
4/17	$11,163	$12,047	$11,044	$11,487
5/17	$11,277	$12,171	$11,268	$11,638
6/17	$11,372	$12,280	$11,311	$11,702
7/17	$11,561	$12,512	$11,575	$11,899
8/17	$11,561	$12,536	$11,634	$11,934
9/17	$11,795	$12,842	$11,804	$12,136
10/17	$11,979	$13,122	$12,010	$12,321
11/17	$12,234	$13,521	$12,195	$12,569
12/17	$12,343	$13,656	$12,367	$12,682
1/18	$12,790	$14,375	$12,900	$13,131
2/18	$12,151	$13,846	$12,414	$12,695
3/18	$12,004	$13,568	$12,221	$12,544
4/18	$11,966	$13,619	$12,306	$12,604
5/18	$12,145	$14,004	$12,333	$12,800
6/18	$12,164	$14,095	$12,280	$12,842
7/18	$12,464	$14,563	$12,581	$13,144
8/18	$12,707	$15,074	$12,666	$13,401
9/18	$12,684	$15,099	$12,712	$13,404
10/18	$11,870	$13,988	$11,935	$12,628
11/18	$11,967	$14,268	$12,083	$12,810
12/18	$11,417	$12,940	$11,495	$12,021
1/19	$11,850	$14,051	$12,077	$12,825
2/19	$12,141	$14,545	$12,323	$13,141
3/19	$12,290	$14,757	$12,500	$13,335
4/19	$12,671	$15,346	$12,836	$13,704
5/19	$12,057	$14,353	$12,278	$13,132
6/19	$12,697	$15,361	$12,939	$13,829
7/19	$12,768	$15,590	$12,975	$13,935
8/19	$12,522	$15,272	$12,791	$13,801
9/19	$12,736	$15,540	$13,006	$14,002
10/19	$12,950	$15,875	$13,305	$14,272
11/19	$13,271	$16,478	$13,563	$14,602
12/19	$13,612	$16,954	$13,944	$14,925
1/20	$13,500	$16,935	$13,869	$14,925
2/20	$12,694	$15,549	$13,078	$14,008
3/20	$11,993	$13,410	$12,524	$12,473
4/20	$12,308	$15,187	$12,829	$13,643
5/20	$12,511	$15,999	$13,019	$14,182
6/20	$12,544	$16,364	$13,167	$14,476
7/20	$12,839	$17,294	$13,474	$15,067
8/20	$13,324	$18,546	$13,928	$15,803
9/20	$12,963	$17,871	$13,634	$15,385
10/20	$12,712	$17,485	$13,365	$15,061
11/20	$13,492	$19,613	$14,418	$16,579
12/20	$13,905	$20,495	$14,940	$17,154
1/21	$13,825	$20,404	$14,875	$17,058
2/21	$14,065	$21,042	$15,112	$17,403
3/21	$14,425	$21,796	$15,400	$17,826
4/21	$14,905	$22,919	$15,959	$18,528
5/21	$15,012	$23,024	$16,173	$18,690
6/21	$15,205	$23,592	$16,364	$18,967
7/21	$15,438	$23,991	$16,492	$19,247
8/21	$15,765	$24,675	$16,823	$19,630
9/21	$15,105	$23,568	$16,258	$18,949
10/21	$15,869	$25,161	$16,908	$19,820
11/21	$15,586	$24,778	$16,587	$19,499
12/21	$16,111	$25,754	$17,104	$20,168
1/22	$15,364	$24,239	$16,371	$19,181
2/22	$15,041	$23,628	$16,031	$18,778
3/22	$15,169	$24,395	$16,000	$19,108
4/22	$14,334	$22,206	$15,094	$17,756
5/22	$14,361	$22,176	$15,088	$17,752
6/22	$13,768	$20,321	$14,405	$16,525
7/22	$14,347	$22,227	$14,938	$17,685
8/22	$13,970	$21,397	$14,560	$17,037
9/22	$13,176	$19,413	$13,783	$15,648
10/22	$13,572	$21,005	$14,124	$16,512
11/22	$14,067	$22,102	$14,742	$17,461
12/22	$13,705	$20,808	$14,467	$16,822
1/23	$14,269	$22,241	$15,136	$17,875
2/23	$13,949	$21,721	$14,773	$17,449
3/23	$14,283	$22,302	$15,215	$17,858
4/23	$14,443	$22,539	$15,424	$18,073
5/23	$14,332	$22,627	$15,288	$17,928
6/23	$15,022	$24,172	$15,981	$18,797
7/23	$15,453	$25,039	$16,452	$19,300
8/23	$15,077	$24,555	$16,073	$18,921
9/23	$14,374	$23,386	$15,493	$18,157
10/23	$13,986	$22,766	$15,086	$17,689
11/23	$15,072	$24,888	$16,319	$19,139
12/23	$15,850	$26,209	$17,055	$20,091
1/24	$15,842	$26,499	$17,145	$20,193
2/24	$16,389	$27,933	$17,700	$20,854
3/24	$16,882	$28,835	$18,156	$21,405
4/24	$16,166	$27,566	$17,633	$20,609
5/24	$16,836	$28,868	$18,261	$21,412
6/24	$17,067	$29,762	$18,636	$21,798
7/24	$17,583	$30,315	$18,959	$22,293
8/24	$17,760	$30,975	$19,216	$22,802
9/24	$18,053	$31,616	$19,631	$23,196
10/24	$17,659	$31,384	$19,189	$22,761
11/24	$18,493	$33,471	$19,779	$23,698
12/24	$17,778	$32,448	$19,383	$23,048
1/25	$18,220	$33,473	$19,906	$23,699
2/25	$18,152	$32,831	$19,905	$23,645
3/25	$17,489	$30,916	$19,311	$22,811
4/25	$16,852	$30,709	$18,667	$22,891
5/25	$17,243	$32,655	$19,204	$23,884
6/25	$17,744	$34,314	$19,883	$24,738
7/25	$17,897	$35,070	$20,096	$24,979
8/25	$18,331	$35,881	$20,564	$25,576
9/25	$18,816	$37,120	$21,206	$26,222
10/25	$19,064	$37,915	$21,625	$26,607
11/25	$19,162	$38,019	$21,638	$26,732
12/25	$19,212	$38,012	$21,820	$26,828

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class F	8.06%	6.67%	6.74%
Russell 3000® Index	17.15%	13.14%	14.27%
S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive	12.57%	7.87%	8.11%
Growth Portfolio Blended Benchmark	16.40%	9.35%	10.36%
Footnote	Description
Footnote[1]	The launch date of the S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive was September 6, 2016; information presented prior to the index launch date is back-tested and not actual performance. Please see the Fund's prospectus for further information.
Footnote[2]	Growth Portfolio Blended Benchmark is an internally constructed benchmark comprising a blend of 58% Russell 3000® Index, 18% Bloomberg U.S. Aggregate Bond Index, 16% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 4% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 81,766,476
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 189,064
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,766,476
# of Portfolio Holdings	12
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$189,064

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	5.7%
Fixed-Income Exchange-Traded Funds	17.2%
Equity Exchange-Traded Funds	77.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard S&P 500 ETF	20.1%
iShares Core U.S. Aggregate Bond ETF	16.0%
iShares S&P 500 Growth ETF	15.8%
Vanguard FTSE Developed Markets ETF	14.3%
iShares S&P 500 Value ETF	12.9%
iShares Russell 2000 ETF	4.8%
Vanguard Real Estate ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	1.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.2%
Total	94.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000125702
Shareholder Report [Line Items]
Fund Name	CVT Volatility Managed Moderate Growth Portfolio
Class Name	Class F
Trading Symbol	CVPVMP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Volatility Managed Moderate Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$83	0.80%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P Global LargeMidCap Managed Risk Index - Moderate Conservative (the Index); and the Moderate Growth Portfolio Blended Benchmark (the Secondary Blended Index):

↓ In cumulative terms, the Fund’s exposure to derivatives detracted from overall portfolio returns during the period

↓ The Fund’s allocations to small-cap stocks, mid-cap stocks, and large-cap value stocks detracted from performance relative to the secondary blended benchmark

↑ In contrast, allocations to large-cap growth stocks and foreign stocks contributed to returns relative to the secondary blended benchmark during the period

↑ In cumulative terms, the Fund’s exposure to derivatives decreased realized volatility and brought its realized volatility much closer to target

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	Russell 3000® Index	S&P Global LargeMidCap Managed Risk Index - Moderate Conservative	Moderate Growth Portfolio Blended Benchmark
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,732	$9,436	$9,650	$9,675
2/16	$9,725	$9,433	$9,651	$9,672
3/16	$10,134	$10,097	$10,051	$10,132
4/16	$10,198	$10,159	$10,163	$10,208
5/16	$10,281	$10,341	$10,174	$10,290
6/16	$10,288	$10,362	$10,100	$10,336
7/16	$10,543	$10,774	$10,324	$10,630
8/16	$10,543	$10,801	$10,346	$10,629
9/16	$10,556	$10,818	$10,387	$10,647
10/16	$10,351	$10,584	$10,255	$10,467
11/16	$10,511	$11,058	$10,210	$10,571
12/16	$10,678	$11,274	$10,350	$10,733
1/17	$10,831	$11,486	$10,532	$10,876
2/17	$11,075	$11,913	$10,738	$11,124
3/17	$11,106	$11,921	$10,820	$11,159
4/17	$11,222	$12,047	$10,956	$11,282
5/17	$11,330	$12,171	$11,141	$11,418
6/17	$11,414	$12,280	$11,172	$11,467
7/17	$11,580	$12,512	$11,378	$11,632
8/17	$11,593	$12,536	$11,444	$11,679
9/17	$11,778	$12,842	$11,559	$11,829
10/17	$11,927	$13,122	$11,711	$11,977
11/17	$12,135	$13,521	$11,844	$12,168
12/17	$12,232	$13,656	$11,981	$12,268
1/18	$12,575	$14,375	$12,337	$12,595
2/18	$12,044	$13,846	$11,970	$12,237
3/18	$11,947	$13,568	$11,846	$12,132
4/18	$11,889	$13,619	$11,890	$12,162
5/18	$12,076	$14,004	$11,926	$12,330
6/18	$12,089	$14,095	$11,887	$12,359
7/18	$12,329	$14,563	$12,108	$12,595
8/18	$12,536	$15,074	$12,184	$12,809
9/18	$12,503	$15,099	$12,204	$12,797
10/18	$11,799	$13,988	$11,622	$12,179
11/18	$11,892	$14,268	$11,751	$12,334
12/18	$11,414	$12,940	$11,344	$11,762
1/19	$11,845	$14,051	$11,831	$12,420
2/19	$12,091	$14,545	$12,014	$12,667
3/19	$12,257	$14,757	$12,193	$12,862
4/19	$12,576	$15,346	$12,438	$13,151
5/19	$12,078	$14,353	$12,076	$12,750
6/19	$12,669	$15,361	$12,594	$13,328
7/19	$12,729	$15,590	$12,629	$13,415
8/19	$12,609	$15,272	$12,571	$13,374
9/19	$12,789	$15,540	$12,716	$13,518
10/19	$13,000	$15,875	$12,944	$13,736
11/19	$13,259	$16,478	$13,131	$13,994
12/19	$13,532	$16,954	$13,403	$14,242
1/20	$13,491	$16,935	$13,407	$14,293
2/20	$12,795	$15,549	$12,846	$13,630
3/20	$12,084	$13,410	$12,370	$12,411
4/20	$12,426	$15,187	$12,656	$13,393
5/20	$12,651	$15,999	$12,824	$13,833
6/20	$12,713	$16,364	$12,964	$14,081
7/20	$13,020	$17,294	$13,251	$14,584
8/20	$13,457	$18,546	$13,576	$15,140
9/20	$13,150	$17,871	$13,354	$14,815
10/20	$12,896	$17,485	$13,134	$14,551
11/20	$13,683	$19,613	$13,968	$15,763
12/20	$14,049	$20,495	$14,356	$16,210
1/21	$13,979	$20,404	$14,289	$16,115
2/21	$14,175	$21,042	$14,411	$16,335
3/21	$14,449	$21,796	$14,575	$16,617
4/21	$14,864	$22,919	$14,998	$17,169
5/21	$14,984	$23,024	$15,157	$17,300
6/21	$15,173	$23,592	$15,323	$17,530
7/21	$15,391	$23,991	$15,454	$17,774
8/21	$15,665	$24,675	$15,681	$18,053
9/21	$15,075	$23,568	$15,255	$17,519
10/21	$15,717	$25,161	$15,709	$18,168
11/21	$15,483	$24,778	$15,497	$17,940
12/21	$15,965	$25,754	$15,847	$18,426
1/22	$15,319	$24,239	$15,262	$17,626
2/22	$15,000	$23,628	$14,978	$17,291
3/22	$15,028	$24,395	$14,852	$17,446
4/22	$14,240	$22,206	$14,109	$16,325
5/22	$14,262	$22,176	$14,147	$16,343
6/22	$13,751	$20,321	$13,609	$15,384
7/22	$14,276	$22,227	$14,053	$16,325
8/22	$13,886	$21,397	$13,718	$15,758
9/22	$13,147	$19,413	$13,069	$14,595
10/22	$13,433	$21,005	$13,242	$15,213
11/22	$13,909	$22,102	$13,750	$16,023
12/22	$13,634	$20,808	$13,570	$15,537
1/23	$14,191	$22,241	$14,103	$16,410
2/23	$13,864	$21,721	$13,793	$16,018
3/23	$14,214	$22,302	$14,193	$16,399
4/23	$14,355	$22,539	$14,362	$16,577
5/23	$14,251	$22,627	$14,235	$16,438
6/23	$14,801	$24,172	$14,708	$17,072
7/23	$15,143	$25,039	$15,032	$17,440
8/23	$14,838	$24,555	$14,754	$17,144
9/23	$14,214	$23,386	$14,275	$16,506
10/23	$13,848	$22,766	$13,941	$16,115
11/23	$14,813	$24,888	$14,899	$17,316
12/23	$15,513	$26,209	$15,532	$18,134
1/24	$15,489	$26,499	$15,588	$18,202
2/24	$15,891	$27,933	$15,917	$18,637
3/24	$16,302	$28,835	$16,258	$19,068
4/24	$15,666	$27,566	$15,820	$18,409
5/24	$16,246	$28,868	$16,303	$19,046
6/24	$16,455	$29,762	$16,594	$19,357
7/24	$16,929	$30,315	$16,896	$19,794
8/24	$17,139	$30,975	$17,143	$20,211
9/24	$17,412	$31,616	$17,475	$20,543
10/24	$17,022	$31,384	$17,087	$20,139
11/24	$17,701	$33,471	$17,521	$20,849
12/24	$17,091	$32,448	$17,197	$20,327
1/25	$17,452	$33,473	$17,568	$20,813
2/25	$17,469	$32,831	$17,656	$20,857
3/25	$16,962	$30,916	$17,266	$20,264
4/25	$16,506	$30,709	$16,851	$20,338
5/25	$16,807	$32,655	$17,196	$21,027
6/25	$17,246	$34,314	$17,719	$21,696
7/25	$17,349	$35,070	$17,855	$21,858
8/25	$17,744	$35,881	$18,218	$22,329
9/25	$18,166	$37,120	$18,691	$22,831
10/25	$18,402	$37,915	$18,997	$23,131
11/25	$18,507	$38,019	$19,034	$23,245
12/25	$18,545	$38,012	$19,148	$23,308

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class F	8.51%	5.71%	6.37%
Russell 3000® Index	17.15%	13.14%	14.27%
S&P Global LargeMidCap Managed Risk Index - Moderate Conservative	11.34%	5.93%	6.71%
Moderate Growth Portfolio Blended Benchmark	14.67%	7.53%	8.82%
Footnote	Description
Footnote[1]	Moderate Growth Portfolio Blended Benchmark is an internally constructed benchmark comprising a blend of 47% Russell 3000® Index, 33% Bloomberg U.S. Aggregate Bond Index, 13% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 3% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 55,393,107
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 95,455
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$55,393,107
# of Portfolio Holdings	13
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$95,455

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	10.0%
Fixed-Income Exchange-Traded Funds	30.3%
Equity Exchange-Traded Funds	59.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard S&P 500 ETF	18.7%
Vanguard Total Bond Market ETF	14.7%
iShares Core U.S. Aggregate Bond ETF	14.7%
Vanguard FTSE Developed Markets ETF	11.0%
iShares S&P 500 Growth ETF	10.3%
iShares S&P 500 Value ETF	8.7%
iShares Russell 2000 ETF	3.8%
iShares Core S&P Mid-Cap ETF	3.0%
Vanguard Real Estate ETF	2.6%
Vanguard FTSE Emerging Markets ETF	1.6%
Total	89.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000125703
Shareholder Report [Line Items]
Fund Name	CVT Volatility Managed Moderate Portfolio
Class Name	Class F
Trading Symbol	CVPVMM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Volatility Managed Moderate Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$84	0.81%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P Global LargeMidCap Managed Risk Index - Conservative (the Index); and the Moderate Portfolio Blended Benchmark (the Secondary Blended Index):

↓ In cumulative terms, the Fund’s exposure to derivatives detracted from overall portfolio returns during the period

↓ The Fund’s allocations to small-cap stocks, mid-cap stocks, and large-cap value stocks detracted from returns relative to the secondary blended benchmark

↑ In contrast, allocations to large-cap growth stocks and foreign stocks contributed to returns relative to the secondary blended benchmark during the period

↑ In cumulative terms, the Fund’s exposure to derivatives decreased realized volatility during the period and brought its realized volatility to target

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	Bloomberg U.S. Universal Index	S&P Global LargeMidCap Managed Risk Index - Conservative	Moderate Portfolio Blended Benchmark
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,781	$10,110	$9,727	$9,783
2/16	$9,794	$10,182	$9,738	$9,797
3/16	$10,174	$10,307	$10,109	$10,172
4/16	$10,239	$10,377	$10,207	$10,239
5/16	$10,310	$10,385	$10,216	$10,302
6/16	$10,394	$10,568	$10,199	$10,377
7/16	$10,619	$10,655	$10,410	$10,618
8/16	$10,619	$10,667	$10,427	$10,615
9/16	$10,632	$10,669	$10,460	$10,628
10/16	$10,445	$10,598	$10,337	$10,474
11/16	$10,516	$10,360	$10,262	$10,498
12/16	$10,661	$10,391	$10,382	$10,623
1/17	$10,784	$10,428	$10,537	$10,737
2/17	$10,990	$10,508	$10,719	$10,939
3/17	$11,009	$10,505	$10,787	$10,965
4/17	$11,126	$10,592	$10,912	$11,077
5/17	$11,222	$10,674	$11,078	$11,199
6/17	$11,287	$10,664	$11,103	$11,232
7/17	$11,429	$10,718	$11,281	$11,367
8/17	$11,461	$10,810	$11,350	$11,425
9/17	$11,590	$10,772	$11,438	$11,526
10/17	$11,714	$10,785	$11,565	$11,638
11/17	$11,872	$10,769	$11,672	$11,776
12/17	$11,957	$10,816	$11,793	$11,863
1/18	$12,194	$10,712	$12,064	$12,076
2/18	$11,760	$10,610	$11,752	$11,789
3/18	$11,688	$10,664	$11,661	$11,727
4/18	$11,589	$10,593	$11,685	$11,730
5/18	$11,799	$10,651	$11,725	$11,872
6/18	$11,806	$10,635	$11,693	$11,889
7/18	$11,997	$10,657	$11,875	$12,064
8/18	$12,168	$10,710	$11,947	$12,237
9/18	$12,127	$10,664	$11,953	$12,212
10/18	$11,552	$10,575	$11,466	$11,739
11/18	$11,641	$10,622	$11,589	$11,868
12/18	$11,272	$10,789	$11,270	$11,499
1/19	$11,669	$10,937	$11,711	$12,016
2/19	$11,867	$10,949	$11,862	$12,197
3/19	$12,044	$11,147	$12,043	$12,393
4/19	$12,284	$11,163	$12,243	$12,608
5/19	$11,949	$11,334	$11,976	$12,363
6/19	$12,441	$11,494	$12,425	$12,828
7/19	$12,489	$11,528	$12,459	$12,899
8/19	$12,489	$11,789	$12,459	$12,942
9/19	$12,612	$11,738	$12,569	$13,033
10/19	$12,785	$11,776	$12,762	$13,204
11/19	$12,980	$11,773	$12,915	$13,393
12/19	$13,190	$11,791	$13,135	$13,573
1/20	$13,211	$12,003	$13,176	$13,669
2/20	$12,701	$12,182	$12,732	$13,242
3/20	$12,064	$11,944	$12,292	$12,324
4/20	$12,414	$12,184	$12,563	$13,118
5/20	$12,638	$12,297	$12,717	$13,461
6/20	$12,722	$12,400	$12,850	$13,664
7/20	$13,022	$12,618	$13,125	$14,084
8/20	$13,365	$12,545	$13,383	$14,469
9/20	$13,120	$12,522	$13,200	$14,230
10/20	$12,877	$12,478	$13,005	$14,023
11/20	$13,589	$12,640	$13,724	$14,946
12/20	$13,887	$12,684	$14,045	$15,275
1/21	$13,785	$12,604	$13,976	$15,181
2/21	$13,887	$12,442	$14,044	$15,289
3/21	$14,062	$12,297	$14,149	$15,446
4/21	$14,418	$12,400	$14,508	$15,863
5/21	$14,505	$12,448	$14,643	$15,968
6/21	$14,672	$12,538	$14,796	$16,154
7/21	$14,876	$12,664	$14,927	$16,365
8/21	$15,080	$12,656	$15,107	$16,554
9/21	$14,600	$12,548	$14,745	$16,150
10/21	$15,101	$12,538	$15,109	$16,603
11/21	$14,932	$12,553	$14,946	$16,455
12/21	$15,285	$12,544	$15,219	$16,783
1/22	$14,719	$12,269	$14,703	$16,146
2/22	$14,432	$12,102	$14,449	$15,872
3/22	$14,359	$11,777	$14,278	$15,878
4/22	$13,661	$11,338	$13,622	$14,961
5/22	$13,720	$11,400	$13,680	$14,997
6/22	$13,271	$11,173	$13,213	$14,272
7/22	$13,727	$11,453	$13,609	$15,017
8/22	$13,382	$11,156	$13,299	$14,523
9/22	$12,764	$10,675	$12,715	$13,566
10/22	$12,887	$10,558	$12,805	$13,965
11/22	$13,311	$10,952	$13,258	$14,650
12/22	$13,118	$10,914	$13,127	$14,297
1/23	$13,580	$11,253	$13,589	$15,009
2/23	$13,288	$10,977	$13,307	$14,649
3/23	$13,673	$11,234	$13,679	$15,002
4/23	$13,788	$11,303	$13,830	$15,148
5/23	$13,657	$11,185	$13,707	$15,016
6/23	$14,066	$11,168	$14,080	$15,445
7/23	$14,312	$11,179	$14,339	$15,698
8/23	$14,073	$11,112	$14,105	$15,473
9/23	$13,550	$10,847	$13,672	$14,946
10/23	$13,275	$10,684	$13,384	$14,623
11/23	$14,086	$11,165	$14,184	$15,605
12/23	$14,682	$11,588	$14,767	$16,302
1/24	$14,666	$11,560	$14,807	$16,342
2/24	$14,865	$11,422	$15,037	$16,588
3/24	$15,163	$11,534	$15,326	$16,917
4/24	$14,649	$11,264	$14,929	$16,377
5/24	$15,113	$11,451	$15,347	$16,872
6/24	$15,279	$11,556	$15,600	$17,119
7/24	$15,701	$11,818	$15,890	$17,503
8/24	$15,883	$11,992	$16,116	$17,841
9/24	$16,140	$12,157	$16,410	$18,119
10/24	$15,768	$11,881	$16,048	$17,746
11/24	$16,289	$12,006	$16,413	$18,267
12/24	$15,813	$11,824	$16,122	$17,854
1/25	$16,074	$11,896	$16,426	$18,202
2/25	$16,155	$12,142	$16,550	$18,321
3/25	$15,786	$12,139	$16,247	$17,926
4/25	$15,400	$12,182	$15,922	$17,994
5/25	$15,571	$12,120	$16,174	$18,432
6/25	$15,921	$12,309	$16,618	$18,947
7/25	$15,984	$12,291	$16,719	$19,045
8/25	$16,280	$12,439	$17,034	$19,409
9/25	$16,631	$12,571	$17,431	$19,793
10/25	$16,828	$12,654	$17,687	$20,022
11/25	$16,907	$12,730	$17,733	$20,125
12/25	$16,917	$12,721	$17,817	$20,163

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class F	6.98%	4.02%	5.39%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
S&P Global LargeMidCap Managed Risk Index - Conservative	10.52%	4.87%	5.94%
Moderate Portfolio Blended Benchmark	12.93%	5.71%	7.26%
Footnote	Description
Footnote[1]	Moderate Portfolio Blended Benchmark is an internally constructed benchmark comprising a blend of 48% Bloomberg U.S. Aggregate Bond Index, 36% Russell 3000® Index, 10% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 2% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 58,390,363
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 122,048
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$58,390,363
# of Portfolio Holdings	12
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$122,048

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	3.9%
Fixed-Income Exchange-Traded Funds	47.7%
Equity Exchange-Traded Funds	48.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Core U.S. Aggregate Bond ETF	23.3%
Vanguard Total Bond Market ETF	23.2%
Vanguard S&P 500 ETF	18.3%
Vanguard FTSE Developed Markets ETF	8.5%
iShares S&P 500 Growth ETF	7.0%
iShares S&P 500 Value ETF	5.1%
iShares Russell 2000 ETF	3.0%
iShares Core S&P Mid-Cap ETF	2.7%
Vanguard Real Estate ETF	2.1%
Vanguard FTSE Emerging Markets ETF	1.8%
Total	95.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745